Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segments

Nucor’s results by segment are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010

Net sales to external customers:
Steel mills	$13,317,980	$13,960,245	$10,860,760
Steel products	3,738,381	3,431,490	2,831,209
Raw materials	1,909,095	2,128,391	1,814,329
All other	463,817	503,438	338,329

	$19,429,273	$20,023,564	$15,844,627

Intercompany sales:
Steel mills	$2,595,767	$2,405,590	$1,719,937
Steel products	71,277	55,646	43,565
Raw materials	9,514,163	10,436,379	8,052,986
All other	13,644	24,869	8,616
Corporate/eliminations	(12,194,851)	(12,922,484)	(9,825,104)

	$-	$-	$-

Depreciation expense:
Steel mills	$366,117	$371,984	$370,458
Steel products	47,948	53,272	58,429
Raw materials	112,939	92,250	78,308
All other	65	56	90
Corporate	6,941	5,009	4,862

	$534,010	$522,571	$512,147

Amortization expense:
Steel mills	$7,879	$-	$262
Steel products	35,152	38,743	40,745
Raw materials	29,109	28,215	28,577
All other	871	871	871
Corporate	-	-	-

	$73,011	$67,829	$70,455

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$1,161,449	$1,808,859	$872,566
Steel products	(17,140)	(60,282)	(173,433)
Raw materials	55,264	156,180	112,306
All other	821	4,296	4,344
Corporate/eliminations	(347,454)	(657,241)	(548,668)

	$852,940	$1,251,812	$267,115

Segment assets:
Steel mills	$7,669,917	$6,440,868	$6,061,823
Steel products	2,870,810	2,903,281	2,835,812
Raw materials	3,379,742	2,925,651	2,713,819
All other	200,775	152,107	170,174
Corporate/eliminations	30,815	2,148,443	2,140,282

	$14,152,059	$14,570,350	$13,921,910

Capital expenditures:
Steel mills	$369,314	$181,178	$186,236
Steel products	31,698	20,918	21,321
Raw materials	604,312	245,337	125,536
All other	149	15	24
Corporate	13,861	3,179	12,177

	$1,019,334	$450,627	$345,294

Schedule of Net Sale by Product to External Customers

Net sales by product were as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2012	2011	2010

Net sales to external customers:
Sheet	$5,540,868	$5,967,756	$4,952,236
Bar	3,536,094	3,733,716	2,668,706
Structural	2,301,778	2,049,907	1,633,203
Plate	1,939,240	2,208,866	1,606,615
Steel products	3,738,381	3,431,490	2,831,209
Raw materials	1,909,095	2,128,391	1,814,329
All other	463,817	503,438	338,329

	$19,429,273	$20,023,564	$15,844,627